CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement of changes in equity [abstract]
Tax on changes in fair value of equity and debt instruments	₨ 0	₨ (411)	₨ 1,370
Tax effect on Foreign currency translation adjustments	0	14	(17)
Tax effect on effective portion of change in fair value of cash flow hedges	232	(69)	41
Tax effect on actuarial gain on post-employment benefit obligations	₨ (22)	₨ (3)	₨ (12)